Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt
Schedule of amounts incurred and charged to interest expenses

	Three months ended June 30,		Six months ended June 30,
(in thousands)	2012	2011	2012	2011
Cash payments for interest	$1,356	$2,935	$28,461	$6,626
Amortization and write-off of deferred loan costs and other adjustments	1,240	4,105	2,321	5,155
Change in accrued interest	19,204	4,696	6,081	10,471

Interest costs incurred	21,800	11,736	36,863	22,252
Less capitalized interest	(126)	—	(505)	—

Total interest expense	$21,674	$11,736	$36,358	$22,252

	For the years ended December 31,
(in thousands)	2011	2010	2009
Cash payments for interest	$31,157	$15,223	$7,096
Amortization of deferred loan costs and other adjustments	4,231	2,256	493
Accrued interest related to the October Notes(1)	(3,378)	—	—
Change in accrued interest	18,570	1,003	(125)

Total interest expense	$50,580	$18,482	$7,464

(1)
As part of the October 19, 2011 offering of $200 million additional senior unsecured notes (further explained below), Laredo received $3.4 million in interest from the initial notes purchasers, which represents the interest on such notes that accrued from August 15, 2011 to October 19, 2011, the date of the issuance of the notes. This accrued interest was paid to the holders of such notes by Laredo on February 15, 2012.

Schedule of weighted average interest rates and the weighted average outstanding debt balances

	Three months ended June 30,				Six months ended June 30,
	2012		2011		2012		2011
(in thousands except for percentages)	Weighted average principal	Weighted average interest rate(3)	Weighted average principal	Weighted average interest rate(3)	Weighted average principal	Weighted average interest rate(3)	Weighted average principal	Weighted average interest rate(3)
Senior Secured Credit Facility	$270,741	0.17%	$43,182	0.55%	$190,085	0.72%	$68,056	0.75%
2019 Notes	550,000	2.37%	350,000	2.37%	550,000	4.73%	350,000	4.19%
2022 Notes	500,000	1.29%	—	—	500,000	1.29%	—	—
Term Loan(1)	—	—	—	—	—	—	100,000	0.31%
Broad Oak Credit Facility(2)	—	—	64,541	2.87%	—	—	122,904	3.07%
(1)
Laredo's Second Lien Term Loan Agreement was entered into on July 7, 2010 and was paid-in-full and terminated on January 20, 2011.

(2)
The Broad Oak revolving credit facility was paid-in-full and terminated on July 1, 2011.

(3)
Interest rates presented are annual rates which have been prorated to reflect the portion of the year for which they have been incurred.

	Years ended December 31,
	2011		2010		2009
(in thousands except for percentages)	Weighted Average Principal	Weighted Average Interest Rate	Weighted Average Principal	Weighted Average Interest Rate	Weighted Average Principal	Weighted Average Interest Rate
Senior Secured Credit Facility	$299,502	2.07%	$180,788	3.38%	$154,011	3.67%
2019 Notes	392,319	8.98%	—	—	—	—
Term Loan(1)	100,000	0.51%	100,000	4.49%	—	—
Broad Oak Credit Facility(2)	122,904	3.07%	123,782	4.27%	27,657	4.65%
(1)
The Term Loan was entered into on July 7, 2010 and was paid-in-full and terminated on January 20, 2011.

(2)
The Broad Oak Credit Facility was paid-in-full and terminated on July 1, 2011 in conjunction with the Broad Oak Transaction.

Schedule of carrying amount and fair value of debt instruments

	June 30, 2012		December 31, 2011
(in thousands)	Carrying value	Fair value	Carrying value	Fair value
2019 Notes(1)	$551,863	$616,000	$551,961	$585,750
2022 Notes	500,000	521,875	—	—
Senior Secured Credit Facility(2)	—	—	85,000	84,893

Total value of debt	$1,051,863	$1,137,875	$636,961	$670,643

(1)
The carrying value of the 2019 Notes includes the October 2011 Notes unamortized bond premium of approximately $1.9 million and $2.0 million as of June 30, 2012 and December 31, 2011, respectively.

(2)
No amounts were outstanding under the Senior Secured Credit Facility at June 30, 2012.

	December 31, 2011		December 31, 2010
(in thousands)	Carrying value	Fair value	Carrying value	Fair value
2019 Notes(1)	$551,961	$585,750	$—	$—
Credit Facilities(2)	85,000	84,893	391,600	392,097
Term Loan	—	—	100,000	100,707

Total value of debt	$636,961	$670,643	$491,600	$492,804

(1)
The carrying value of the 2019 Notes includes the October Notes unamortized bond premium of approximately $2.0 million as of December 31, 2011.

(2)
December 31, 2010 values include the Broad Oak Credit Facility.